Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC Funds Trust
Prospectus Date	rr_ProspectusDate	Dec. 03, 2014
RBC Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.56%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.36%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	102
Three Years	rr_ExpenseExampleYear03	812
RBC Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase. The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values. As of May 31, 2014, the market capitalization range for the Russell 2000® Value Index was approximately $ 169 million to $ 4 billion.

The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund's portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, near-term profitability improvement potential, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S.companies.

The Fund may invest in the aggregate up to 20% of its assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of its clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not included because the Fund does not have a full calendar year of performance as of the date of this Prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not included because the Fund does not have a full calendar year of performance as of the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.00 % of the Fund's average daily net assets. This expense limitation agreement is in place until January 31, 2016 and may not be terminated by the Advisor prior to that date.